Debt Securities in Issue (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Debt Securities in Issue
Debt securities in issue at March 31, 2024 and 2023 consisted of the following:

		At March 31,
	Interest rate	2024	2023

		(In millions)
SMFG:
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2023-2052	0.51%-6.77%	¥6,731,140	¥5,741,299
Unsubordinated bonds, payable in euros, due 2023-2033	0.30%-4.49%	859,262	721,701
Unsubordinated bonds, payable in Japanese yen, due 2026-2034	0.55%-1.47%	259,606	120,984
Unsubordinated bonds, payable in Australian dollars, due 2024-2028	3.40%-5.60%	115,540	104,673
Unsubordinated bonds, payable in Hong Kong dollars, due 2028	3.54%	5,438	4,833
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2033	0.47%-1.76%	697,439	571,671
Subordinated bonds, payable in United States dollars, due 2024-2043	2.14%-6.18%	666,755	462,082

Total SMFG		9,335,180	7,727,243

SMBC:
Commercial paper	2.30%-5.68%	1,549,515	1,292,198
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2023-2045	3.31%-6.58%	356,558	437,393
Unsubordinated bonds, payable in euros, due 2023	2.75%	—	72,101
Unsubordinated bonds, payable in Australian dollars, due 2023-2027	2.90%-4.79%	15,855	15,109
Unsubordinated bonds, payable in Hong Kong dollars, due 2025	2.92%	14,192	12,423
Unsubordinated bonds, payable in Chinese yuan, due 2023	3.20%	—	19,416
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2026	2.17%-2.21%	59,998	59,997

Total SMBC		1,996,118	1,908,637

Other subsidiaries:
Commercial paper	0.00%-5.91%	1,774,890	1,293,691
Unsubordinated bonds:
Unsubordinated bonds, payable in Japanese yen, due 2023-2050	0.01%-11.10%	106,216	140,582
Unsubordinated bonds, payable in United States dollars, due 2023-2037	0.01%-4.68%	162,395	148,425
Unsubordinated bonds, payable in euros, due 2023-2029	0.01%-3.60%	489,689	583,083
Unsubordinated bonds, payable in Indonesian rupiah, due 2024-2028	6.35%-9.25%	11,204	1,782
Unsubordinated bonds, payable in Australian dollars, due 2023-2028	0.01%-0.75%	313	380
Unsubordinated bonds, payable in Turkish lira, due 2023	5.20%-15.00%	—	177
Unsubordinated bonds, payable in Chinese yuan, due 2023	0.00%	—	18,629
Unsubordinated bonds, payable in Indian rupee, due 2023-2033	5.50%-10.60%	179,079	142,365
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,743,786	2,349,114

Total debt securities in issue		¥14,075,084	¥11,984,994

Summary of Movement in Subordinated Bonds
The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2024 and 2023.

	For the fiscal year ended March 31,
	2024	2023

	(In millions)
Subordinated bonds at beginning of period (1)	¥1,113,750	¥1,003,021
Cash flows:
Proceeds from issuance of subordinated bonds	274,551	99,984
Non-cash changes:
Foreign exchange translations	76,999	43,940
Others	(21,108)	(33,195)

Subordinated bonds at end of period (1)	¥1,444,192	¥1,113,750

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries .